Trade and Other Receivables - Disclosure of Movement in the Loss Allowance for Trade and Other Receivables (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in allowance account for credit losses of financial assets
Increase in loss allowance recognised during the year	R 22	R 47	R 63
Trade and other receivables
Reconciliation of changes in allowance account for credit losses of financial assets
Balance at beginning of year	179	135
Increase in loss allowance recognised during the year	80	64
Reversal of loss allowance during the year	(55)	(20)
Balance at end of year	204	179	R 135
Mining Company | Trade and other receivables
Reconciliation of changes in allowance account for credit losses of financial assets
Increase in loss allowance recognised during the year	R 67	R 80